Share-based Payment Arrangements - Additional Information (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($) yr $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 TWD ($) yr $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 TWD ($) $ / shares	Dec. 31, 2007 shares	Dec. 31, 2017 USD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation cost of employee share options	$ 438,765	$ 14,803	$ 470,788		$ 133,496
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	10 years	10 years
Remaining contractual life of share options | yr	7.9		8.9				7.9
USIE option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased	$ 52,388		$ 444,320				$ 1,767
Incremental fair value granted, modified share-based payment arrangements | $					$ 13,721
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	10 years	10 years
Weighted average exercise price of share options | (per share)	$ 37.60	$ 1.27	$ 36.20		$ 38.80
Reclassification from capital surplus arising from exercised employee share options to capital surplus arising from expired employee share options	$ 47,087	$ 1,589
ASE Mauritius Inc. option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	10 years	10 years
Number of shares granted						30,000
Reclassification from non-controlling interest to capital surplus arising from expired employee share options	$ 159,200	$ 5,371
New shares reserved for subscription by employees under cash capital increase [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted to employees to purchase newly issued shares, percentage			10.00%	10.00%
Employee benefits expense and capital surplus arising from exercised employee share option			$ 84,000	$ 2,834
Number of shares has not been exercised			4,836	4,836
Amount reclassified from capital surplus arising from exercised employee share options to capital surplus arising from expired employee share options			$ 13,541	$ 457